CAPITAL STOCK AND RESERVES - Weighted average fair value (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Fair Value Per Unit	$ 3.33	$ 4.33
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Fair Value Per Unit	8.15	$ 8.64
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Fair Value Per Unit	6.04
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Fair Value Per Unit	$ 6.09